Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,717	$ 13,965	$ 7,916
Cash Flows	(1,094)	(1,577)	(1,485)
Non-cash changes, Acquisition	287	5,237	7,593
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(32)	(4,341)	(294)
Non-cash changes, Discontinued Operations	(9,590)
Non-cash changes, Accretion		10	19
Non-cash changes, Foreign exchange movements and change in estimates	238	423	216
Ending balance	3,526	13,717	13,965
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	314	284	649
Cash Flows	(312)	0	(146)
Non-cash changes, Acquisition	0	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0	(294)
Non-cash changes, Discontinued Operations	0
Non-cash changes, Accretion		10	19
Non-cash changes, Foreign exchange movements and change in estimates	(2)	20	56
Ending balance	0	314	284
Convertible Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	0	0
Cash Flows	0	0
Non-cash changes, Acquisition	0	4,242
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(4,242)
Non-cash changes, Discontinued Operations	0
Non-cash changes, Accretion		0
Non-cash changes, Foreign exchange movements and change in estimates	0	0
Ending balance	0	0	0
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,403	13,681	7,267
Cash Flows	(782)	(1,577)	(1,339)
Non-cash changes, Acquisition	287	995	7,593
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(32)	(99)	0
Non-cash changes, Discontinued Operations	(9,590)
Non-cash changes, Accretion		0	0
Non-cash changes, Foreign exchange movements and change in estimates	240	403	160
Ending balance	$ 3,526	$ 13,403	$ 13,681